Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
Payable to non-current asset suppliers - Current	$ 5,411	$ 1,105
Payable to non-current asset suppliers	5,411	1,105
Guarantees and deposits - non-current	32	36
Guarantees and deposits - current	2
Guarantees and deposits	34	36
Remuneration payable - current	46,667	34,182
Remuneration payable	46,667	34,182
Tax payables - non-current	1,574
Tax payables - current	17,785	12,403
Total tax payables	19,359	12,403
Other liabilities - non-current	1,930	5,701
Other liabilities - current	20,704	17,090
Other liabilities	22,634	22,791
Total other non current liabilities	3,536	5,737
Total other current liabilities	90,569	64,780
Total other liabilities	$ 94,105	$ 70,517